Investment in material joint ventures - Additional Information (Details) - Trivium Packaging B.V. - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 15, 2020	May 31, 2020
Disclosure of joint ventures [line items]
Reported share of post-tax loss in equity accounted joint venture related to revised fair value and useful lives determined for property, plant and equipment and intangible assets acquired		$ 6
Joint Ventures
Disclosure of joint ventures [line items]
Income recognized from administrative services rendered under the Mutual Services Agreement	$ 3	19
Receivable amount	40
Related party payables	$ 9
Maximum approved funding capacity under the loan facility with borrower			$ 36	$ 57
Outstanding loan amount receivable		$ 0